Note 8 - Mining Rights (Details Narrative) (USD $)	Sep. 01, 2008 Sunset Mining District acre	Mar. 02, 2010 Power Mining	Mar. 21, 2012 GeoXplor	Mar. 12, 2010 GeoXplor Integer acre	Mar. 22, 2010 PowerMiningAustraliaMember	Sep. 23, 2012 Nevada Alaska Mining Company, Nevada Integer	Apr. 26, 2010 Nevada Alaska Mining Company, Nevada Integer	Sep. 23, 2011 RobertAndBarbaraCraigMember Integer
Purchase of Mining Rights
Purchae price of mining rights	$ 7,500	$ 2,280,000		$ 1,678,000	$ 2,340,000	$ 42,000	$ 813,000	$ 72,000
Shares issued for part of purchase agreement for mining rights						200,000		400,000
Share issuance price for purchase agreement						$ 0.18		$ 0.18
Claim size	20.66			6,000
Percent of net revenue in assets purchased		100.00%			100.00%
Number of mining claims				78		17	138	66
Shares issued for renegotiatin of payment plan on purchase of mining property			225,000
Renegotiated payment plan price per share			$ 0.08